UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [x]; Amendment Number: 2
This Amendment (Check only one.):	[ x ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Cadinha & Co., LLC
Address:900 Fort Street Mall
	Suite 1240
	Honolulu, Hawaii 96813

13F File Number:   28-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Neil Rose
Title:	Chief Investment Officer
Phone:	808-523-9488

Signature, Place, and Date of Signing:

Neil Rose, Honolulu, Hawaii  October 21, 2008

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	292999 x ($1000)

List of Other Included Managers:	0

FORM 13F INFORMATION TABLE
							VALUE/SHARES
			   				VALUE	SHRS OR SH/ PUT/	INVESTMENT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(X$1000)PRN AMT PRN CALL	DSCRETN		MGRS	SOLE	SHARED	NONE

JOHNSON & JOHNSON	COM		478160104	17961	276535	SH		SOLE			275535		1000
GENERAL DYNAMICS	COM		369550108	13060	139005	SH		SOLE			138205		800
WAL-MART STORES		COM		931142103	12552	204793	SH		SOLE			203693		1100
ISHARES MSCI GERM	COM		464286806	11914	776650	SH		SOLE			770750		5900
IBM			COM		459200101	11833	113775	SH		SOLE			113275		500
INTEL			COM		458140100	11724	385539  SH		SOLE			383439		2100
GENERAL ELEC		COM		369604103	11474	306378	SH		SOLE			305178		1200
LOCKHEED MARTIN		COM		539830109	10383	180318	SH		SOLE			179318		1000
UNITED TECH		COM		913017109	10196	137414  SH		SOLE			136514		900
HOME DEPOT		COM		437076102	10122	208222	SH		SOLE			206972		1250
BP PLC ADR		COM		055622104	10077	189775	SH		SOLE			188775		1000
EXXON MOBIL		COM		30231G102	9930	226555	SH		SOLE			225155		1400
TEXAS INSTRU		COM		882508104	9879	298445	SH		SOLE			296745		1700
UNITED PARCEL 'B'	COM		911312106	9602	157920	SH		SOLE			157020		900
CHEVRONTEXACO		COM		166764100	9586	106193	SH		SOLE			105693		500
PFIZER			COM		717081103	9561	240586	SH		SOLE			239386		1200
AUTO DATA PROC		COM		053015103	9451	162191	SH		SOLE			161391		800
MICROSOFT		COM		594918104	8938	148202  SH		SOLE			147402		800
MERCK			COM		589331107	8902	154598	SH		SOLE			153898		700
MIDCAP SPDR TR SER 1	COM		595635103	8407	85090	SH		SOLE			850400		500
STAPLES			COM		855030102	7895	395320	SH		SOLE			392820		2500
KIMBERLY-CLARK		COM		494368103	7856	121515	SH		SOLE			120715		800
COCA-COLA		COM		191216100	7785	148966	SH		SOLE			148066		900
NORTHROP GRUMMAN	COM		666807102	7090	62720	SH		SOLE			62320		400
DELL COMPUTER		COM		247025109	6808	260745	SH		SOLE			259745		1000
ARCHER-DANIELS MID	COM		039483102	5866	421087	SH		SOLE			417787		3300
HONDA MOTOR ADR		COM		438128308	4242	200400	SH		SOLE			200400		0
SYMBOL TECHN		COM		871508107	4217	375168	SH		SOLE			373668		1500
UNUMPROVIDENT		COM		91529Y106	4038	144590	SH		SOLE			143790		800
SPDR TR UNIT SER 1	COM		78462F103	2775	24230	SH		SOLE			24230		0
BIOTECH HOLDERS		COM		09067D201	2430	20285	SH		SOLE			20285		0
PACIFIC CENTURY FINCL	COM		694058108	1938	74365	SH		SOLE			74365		0
AMERICAN INTL GRP	COM		026874107	1011	14011	SH		SOLE			14011		0
WALGREEN		COM		931422109	984	25120	SH		SOLE			25120		0
ABBOTT LABORATORIES	COM		002824100	974	18510	SH		SOLE			18510		0
DU PONT (E.) DE NEM	COM		263534109	753	15964	SH		SOLE			15964		0
SCHLUMBERGER		COM		806857108	743	12636	SH		SOLE			12436		200
VERIZON COMM.		COM		92343V104	661	14471	SH		SOLE			14471		0
DOW CHEMICAL		COM		260543103	648	19812	SH		SOLE			19812		0
SBC COMMUN		COM		78387G103	608	16227	SH		SOLE			16227		0
WELLS FARGO		COM		949746101	601	12163	SH		SOLE			12163		0
ANHEUSER-BUSCH COS	COM		035229103	584	11196	SH		SOLE			11196		0
BELLSOUTH		COM		079860102	511	13850	SH		SOLE			13850		0
GILLETTE		COM		375766102	499	14685	SH		SOLE			14585		100
PEPSICO			COM		713448108	499	9680	SH		SOLE			9680		0
BANK OF AMERICA		COM		060505104	444	6532	SH		SOLE			6532		0
LILLY (ELI)		COM		532457108	440	5775	SH		SOLE			5775		0
ROHM & HAAS		COM		775371107	428	10125	SH		SOLE			10125		0
AMGEN			COM		031162100	405	6780	SH  		SOLE			6780		0
3M			COM		88579Y101	384	3335	SH		SOLE			3335		0
BERKSHIRE HATHAWAY A	COM		084670108	356	5	SH		SOLE			5		0
PROCTER & GAMBLE	COM		742718109	356	3952	SH		SOLE			3952		0
SYSCO			COM		871829107	317	10620	SH		SOLE			10620		0
AUTOLIV			COM		052800109	276	11405	SH		SOLE			11405		0
AMERICA ONLINE		COM		00184A105	273	11540	SH		SOLE			11540		0
J.P. MORGAN CHASE	COM		46625H100	259	7265	SH		SOLE			7265		0
ALBERTSON'S		COM		013104104	237	7144	SH		SOLE			7144		0
HEINZ (H. J.)		COM		423074103	237	5700	SH		SOLE			5700		0
AGILENT TECH		COM		00846U101	225	6440	SH		SOLE			5840		600
CYMER			COM		232572107	206	4150	SH		SOLE			4150		0
MARSH & MC LENNAN	COM		571748102	203	1800	SH		SOLE			1800		0
AMERICAN EXPRESS	COM		025816109	200	4885	SH		SOLE			4885		0
AMERICAN PWR CONV	COM		029066107	185	12500	SH		SOLE			12500		0